Investment in Equity Securities (Details Narrative) - USD ($)			10 Months Ended	12 Months Ended
	Jan. 17, 2024	Jan. 01, 2024	Dec. 15, 2024	Dec. 31, 2024	Jan. 31, 2024
Number of restricted stock issued		1,000,000
Shares issued, price per share		$ 0.122
Number of shares issuable	1,000,000
Number of restricted stock, vested	450,000		50,000
Campaign Brain, Inc. [Member]
Equity method investment, ownership percentage	10.00%			20.00%
Investment, carrying value				$ 120,130	$ 122,000.0
Equity method investment losses				1,900
Equity method investment impairment loss				$ 120,130